Note 6 - Advances To Registered Representatives (Tables)	12 Months Ended
Sep. 30, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
Advances to Registered Representative
Balance, September 30, 2011	$952,000
Advances	203,000
Amortization or repayment of advances	(265,000)
Balance, September 30, 2012	890,000
Advances	270,000
Amortization or repayment of advances	(349,000)
Balance, September 30, 2013	$811,000